Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Expense
Current income tax expense	$ 5,556	$ 7,822	$ 8,161
Deferred income tax charge	3,571	3,217	4,550
Income tax expense	$ 9,127	$ 11,039	$ 12,711